16. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Year Ending December 31,	Future Minimum Payments
2015 (six months)	$187
2016	588
2017	160
2018	19
2019	—
Total	$954